Intangible Assets Other Than Goodwill (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 100,420	$ 100,420
Accumulated Amortization	(29,738)	(25,885)
Additions/ Transfer to vessel cost/ Write off	0	0
Net Book Value	70,682	74,535
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	34,060	34,060
Accumulated Amortization	(7,444)	(6,462)
Additions/ Transfer to vessel cost/ Write off	2,092	0
Net Book Value	28,708	27,598
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	35,490	35,490
Accumulated Amortization	(10,647)	(8,872)
Additions/ Transfer to vessel cost/ Write off	0	0
Net Book Value	24,843	26,618
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	210,835	220,042
Accumulated Amortization	(139,624)	(130,528)
Additions/ Transfer to vessel cost/ Write off	(3,780)	(9,207)
Net Book Value	67,431	80,307
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	380,805	390,012
Accumulated Amortization	(187,453)	(171,747)
Additions/ Transfer to vessel cost/ Write off	(1,688)	(9,207)
Net Book Value	191,664	209,058
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(121,028)	(127,513)
Accumulated Amortization	93,954	89,022
Additions/ Transfer to vessel cost/ Write off	0	6,485
Net Book Value	(27,074)	(32,006)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	259,777	262,499
Accumulated Amortization	(93,499)	(82,725)
Additions/ Transfer to vessel cost/ Write off	(1,688)	(2,722)
Net Book Value	$ 164,590	$ 177,052